STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 002 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 197,329
Interest and dividends	2,751
Total investment income	200,080
Participant loan interest	556
Contributions:
Employer	28,718
Participant	48,269
Total contributions	76,987
Total additions	277,623
DEDUCTIONS
Benefit payments	(127,494)
Administrative expenses	(816)
Total deductions	(128,310)
Net increase	149,313
Net assets available for benefits, beginning of year	1,273,510
Net assets available for benefits, end of year	$ 1,422,823